TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 07, 2021	Nov. 18, 2020	Jun. 29, 2020	May 27, 2020	Apr. 13, 2020	Dec. 31, 2019	Dec. 18, 2019	Sep. 16, 2019	Jul. 19, 2019
Disclosure of other provisions [line items]
Tax	R$ 1,597,995						R$ 1,837,967
Labor	95,234						113,379
Civil	132,562						40,369
Judicial deposits	1,825,791						R$ 1,991,715
Balance judicial deposits	1,504,582
Amount of deposits for which replacement has been requested						R$ 1,700,000
Final and unappealable decision, first lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action										R$ 122,000
Amount of undue payments before proposed action, net of related expenses										R$ 79,000
Right to withdraw judicial deposits									R$ 179,000
Procedure to collect differences, amount		R$ 100,000
Final and unappealable decision, second lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action								R$ 280,000
Amount of undue payments before proposed action, net of related expenses								R$ 185,000
Right to withdraw judicial deposits					R$ 189,000
Final and unappealable decision, third lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action				R$ 147,000
Amount of undue payments before proposed action, net of related expenses				135,000
Right to withdraw judicial deposits				R$ 193,000
Final and unappealable decision, fourth lawsuit
Disclosure of other provisions [line items]
Amount of undue payments before proposed action			R$ 940,000
Amount of undue payments before proposed action, net of related expenses			902,000
Right to withdraw judicial deposits			R$ 3,000
Lawsuits for the repetition of undue payments awaiting unappealable decision
Disclosure of other provisions [line items]
Amount of undue payments before proposed action	773,000
Judicial deposits raised	1,300,000
Legal proceedings provision
Disclosure of other provisions [line items]
Reversal of provision for tax liabilities, net	929,711
Reversal of interest on provision for tax liabilities, net	R$ 369,819